Patent Costs	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Patent Costs
Patent Costs

Note 6 – Patent Costs

As of September 30, 2024, in the first family of patents and patent applications owned solely by UIRF and is exclusively licensed by Cardio, there are seven granted patents (US (2), EU, China, Australia, India and Hong Kong) and other pending patent applications. The Company has pending patent applications in patent families two, three, four and five. Legal fees associated with the patents totaled $651,463 and $515,402, net of accumulated amortization of $5,571 and $3,182 as of September 30, 2024 and December 31, 2023, respectively and are presented in the consolidated balance sheets as patent costs. Patents are amortized over their estimated useful lives of approximately 14 and 15 years, respectively. Amortization expense charged to operations was $2,389 and $2,380 for the nine months ended September 30, 2024 and 2023, respectively, and $802 for the three months ended September 30, 2024 and 2023, respectively.

Note 6 – Patent and Trademark Costs

As of December 31, 2023, in the first family of patents and patent applications owned solely by UIRF and is exclusively licensed by Cardio, there are five granted patents (US, EU, China, Australia and Hong Kong) and other pending patent applications. The Company has pending patent applications in patent families two, three, four and five. Legal fees associated with the patents and trademark totaled $515,402 and $321,308, net of accumulated amortization of $3,182 and $0 as of December 31, 2023 and 2022, respectively and are presented in the balance sheet as patent and trademark costs. Amortization expense charged to operations was $3,182 for the year ended December 31, 2023.